Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HARTFORD SERIES FUND INC
Entity Central Index Key	0001053425
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000008597 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IB
Trading Symbol	HAIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$45	0.89%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.89%	[1],[2]
Net Assets	$ 1,585,114,302
Holdings Count | Holding	482
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$1,585,114,302
Total number of portfolio holdings (excluding derivatives, if any)	482
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.8%
U.S. Government Securities	22.0%
Corporate Bonds	9.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	0.7%
Municipal Bonds	0.5%
Foreign Government Obligations	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008596 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Balanced HLS Fund
Class Name	Class IA
Trading Symbol	HADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Balanced HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$33	0.64%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.64%	[3],[4]
Net Assets	$ 1,585,114,302
Holdings Count | Holding	482
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$1,585,114,302
Total number of portfolio holdings (excluding derivatives, if any)	482
Portfolio turnover rate	66%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	64.8%
U.S. Government Securities	22.0%
Corporate Bonds	9.4%
Asset-Backed & Commercial Mortgage-Backed Securities	1.4%
U.S. Government Agencies^	0.7%
Municipal Bonds	0.5%
Foreign Government Obligations	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.6%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008598 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IA
Trading Symbol	HIAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$49	0.96%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 49	[5]
Expense Ratio, Percent	0.96%	[5],[6]
Net Assets	$ 112,383,933
Holdings Count | Holding	79
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$112,383,933
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	32.6%
Biotechnology	25.0%
Health Care Providers & Services	19.0%
Health Care Equipment & Services & Supplies	12.8%
Life Sciences Tools & Services	7.1%
Health Care Technology	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008599 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Healthcare HLS Fund
Class Name	Class IB
Trading Symbol	HBGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Healthcare HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$62	1.21%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 62	[7]
Expense Ratio, Percent	1.21%	[7],[8]
Net Assets	$ 112,383,933
Holdings Count | Holding	79
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$112,383,933
Total number of portfolio holdings (excluding derivatives, if any)	79
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	32.6%
Biotechnology	25.0%
Health Care Providers & Services	19.0%
Health Care Equipment & Services & Supplies	12.8%
Life Sciences Tools & Services	7.1%
Health Care Technology	0.6%
Short-Term Investments	1.1%
Other Assets & Liabilities	1.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IB
Trading Symbol	HBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$53	1.02%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 53	[9]
Expense Ratio, Percent	1.02%	[9],[10]
Net Assets	$ 870,066,757
Holdings Count | Holding	78
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$870,066,757
Total number of portfolio holdings (excluding derivatives, if any)	78
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.3%
United Kingdom	9.9%
Germany	9.3%
South Korea	9.3%
France	8.3%
Taiwan	7.9%
Canada	5.7%
China	5.7%
Netherlands	4.2%
Italy	4.0%
Other**	21.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000008612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford International Opportunities HLS Fund
Class Name	Class IA
Trading Symbol	HIAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford International Opportunities HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$40	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 40	[11]
Expense Ratio, Percent	0.77%	[11],[12]
Net Assets	$ 870,066,757
Holdings Count | Holding	78
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$870,066,757
Total number of portfolio holdings (excluding derivatives, if any)	78
Portfolio turnover rate	26%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	12.3%
United Kingdom	9.9%
Germany	9.3%
South Korea	9.3%
France	8.3%
Taiwan	7.9%
Canada	5.7%
China	5.7%
Netherlands	4.2%
Italy	4.0%
Other**	21.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	2.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000008616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IA
Trading Symbol	HIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$40	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 40	[13]
Expense Ratio, Percent	0.77%	[13],[14]
Net Assets	$ 749,366,130
Holdings Count | Holding	68
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$749,366,130
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.1%
Industrials	27.4%
Consumer Discretionary	13.8%
Communication Services	8.1%
Health Care	7.1%
Financials	6.2%
Consumer Staples	1.7%
Energy	1.6%
Real Estate	0.9%
Short-Term Investments	0.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford MidCap HLS Fund
Class Name	Class IB
Trading Symbol	HBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford MidCap HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$54	1.02%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 54	[15]
Expense Ratio, Percent	1.02%	[15],[16]
Net Assets	$ 749,366,130
Holdings Count | Holding	68
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$749,366,130
Total number of portfolio holdings (excluding derivatives, if any)	68
Portfolio turnover rate	42%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	32.1%
Industrials	27.4%
Consumer Discretionary	13.8%
Communication Services	8.1%
Health Care	7.1%
Financials	6.2%
Consumer Staples	1.7%
Energy	1.6%
Real Estate	0.9%
Short-Term Investments	0.9%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000141206 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IC
Trading Symbol	HCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$60	1.17%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 60	[17]
Expense Ratio, Percent	1.17%	[17],[18]
Net Assets	$ 3,741,452,129
Holdings Count | Holding	118
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,741,452,129
Total number of portfolio holdings (excluding derivatives, if any)	118
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.5%
Communication Services	10.9%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	6.1%
Consumer Staples	4.2%
Energy	3.6%
Real Estate	2.6%
Utilities	2.6%
Materials	1.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	3.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IB
Trading Symbol	HIBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$47	0.92%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 47	[19]
Expense Ratio, Percent	0.92%	[19],[20]
Net Assets	$ 3,741,452,129
Holdings Count | Holding	118
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,741,452,129
Total number of portfolio holdings (excluding derivatives, if any)	118
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.5%
Communication Services	10.9%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	6.1%
Consumer Staples	4.2%
Energy	3.6%
Real Estate	2.6%
Utilities	2.6%
Materials	1.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	3.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Capital Appreciation HLS Fund
Class Name	Class IA
Trading Symbol	HIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Capital Appreciation HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.67%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 34	[21]
Expense Ratio, Percent	0.67%	[21],[22]
Net Assets	$ 3,741,452,129
Holdings Count | Holding	118
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,741,452,129
Total number of portfolio holdings (excluding derivatives, if any)	118
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.5%
Communication Services	10.9%
Financials	10.9%
Health Care	9.4%
Consumer Discretionary	9.1%
Industrials	6.1%
Consumer Staples	4.2%
Energy	3.6%
Real Estate	2.6%
Utilities	2.6%
Materials	1.8%
Short-Term Investments	0.8%
Other Assets & Liabilities	3.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IA
Trading Symbol	HUBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$22	0.45%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 22	[23]
Expense Ratio, Percent	0.45%	[23],[24]
Net Assets	$ 469,195,304
Holdings Count | Holding	290
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$469,195,304
Total number of portfolio holdings (excluding derivatives, if any)	290
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	36.6%
Corporate Bonds	28.7%
U.S. Government Securities	17.2%
U.S. Government Agencies^	7.3%
Municipal Bonds	0.9%
Short-Term Investments	9.0%
Other Assets & Liabilities	0.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Ultrashort Bond HLS Fund
Class Name	Class IB
Trading Symbol	HUBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Ultrashort Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$35	0.70%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 35	[25]
Expense Ratio, Percent	0.70%	[25],[26]
Net Assets	$ 469,195,304
Holdings Count | Holding	290
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$469,195,304
Total number of portfolio holdings (excluding derivatives, if any)	290
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset-Backed & Commercial Mortgage-Backed Securities	36.6%
Corporate Bonds	28.7%
U.S. Government Securities	17.2%
U.S. Government Agencies^	7.3%
Municipal Bonds	0.9%
Short-Term Investments	9.0%
Other Assets & Liabilities	0.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000008627 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IB
Trading Symbol	HDMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$57	1.05%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 57	[27]
Expense Ratio, Percent	1.05%	[27],[28]
Net Assets	$ 470,325,140
Holdings Count | Holding	123
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$470,325,140
Total number of portfolio holdings (excluding derivatives, if any)	123
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	30.9%
Industrials	24.8%
Information Technology	19.7%
Consumer Discretionary	7.0%
Financials	6.0%
Real Estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer Staples	1.9%
Communication Services	0.8%
Utilities	0.1%
Short-Term Investments	3.4%
Other Assets & Liabilities	(2.9)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008626 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Company HLS Fund
Class Name	Class IA
Trading Symbol	HIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Company HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$43	0.80%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 43	[29]
Expense Ratio, Percent	0.80%	[29],[30]
Net Assets	$ 470,325,140
Holdings Count | Holding	123
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$470,325,140
Total number of portfolio holdings (excluding derivatives, if any)	123
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	30.9%
Industrials	24.8%
Information Technology	19.7%
Consumer Discretionary	7.0%
Financials	6.0%
Real Estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer Staples	1.9%
Communication Services	0.8%
Utilities	0.1%
Short-Term Investments	3.4%
Other Assets & Liabilities	(2.9)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008628 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IA
Trading Symbol	HSTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 26	[31]
Expense Ratio, Percent	0.52%	[31],[32]
Net Assets	$ 1,180,116,546
Holdings Count | Holding	52
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$1,180,116,546
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	25.0%
Financials	19.6%
Health Care	17.3%
Industrials	13.5%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Materials	2.5%
Communication Services	2.1%
Energy	1.6%
Utilities	1.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008629 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Stock HLS Fund
Class Name	Class IB
Trading Symbol	HIBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Stock HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$39	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 39	[33]
Expense Ratio, Percent	0.77%	[33],[34]
Net Assets	$ 1,180,116,546
Holdings Count | Holding	52
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$1,180,116,546
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	25.0%
Financials	19.6%
Health Care	17.3%
Industrials	13.5%
Consumer Discretionary	8.8%
Consumer Staples	7.0%
Materials	2.5%
Communication Services	2.1%
Energy	1.6%
Utilities	1.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.3%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008631 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IB
Trading Symbol	HBNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$38	0.77%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 38	[35]
Expense Ratio, Percent	0.77%	[35],[36]
Net Assets	$ 1,331,514,210
Holdings Count | Holding	1,535
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$1,331,514,210
Total number of portfolio holdings	1,535
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	55%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	29.6%
Asset-Backed & Commercial Mortgage-Backed Securities	22.1%
Corporate Bonds	18.9%
Foreign Government Obligations	2.2%
Senior Floating Rate Interests	0.9%
Convertible Bonds	0.1%
Municipal Bonds	0.1%
Preferred Stocks	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(23.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008630 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond HLS Fund
Class Name	Class IA
Trading Symbol	HIABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Total Return Bond HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$26	0.52%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 26	[37]
Expense Ratio, Percent	0.52%	[37],[38]
Net Assets	$ 1,331,514,210
Holdings Count | Holding	1,535
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$1,331,514,210
Total number of portfolio holdings	1,535
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	55%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies^	48.0%
U.S. Government Securities	29.6%
Asset-Backed & Commercial Mortgage-Backed Securities	22.1%
Corporate Bonds	18.9%
Foreign Government Obligations	2.2%
Senior Floating Rate Interests	0.9%
Convertible Bonds	0.1%
Municipal Bonds	0.1%
Preferred Stocks	0.0%†
Short-Term Investments	1.2%
Other Assets & Liabilities	(23.1)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
†	Percentage rounds to zero.

C000008634 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IA
Trading Symbol	HIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$30	0.59%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 30	[39]
Expense Ratio, Percent	0.59%	[39],[40]
Net Assets	$ 3,032,883,372
Holdings Count | Holding	77
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,032,883,372
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.2%
Communication Services	11.2%
Financials	10.5%
Industrials	9.5%
Consumer Discretionary	8.3%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008635 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IB
Trading Symbol	HBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$43	0.84%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 43	[41]
Expense Ratio, Percent	0.84%	[41],[42]
Net Assets	$ 3,032,883,372
Holdings Count | Holding	77
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,032,883,372
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.2%
Communication Services	11.2%
Financials	10.5%
Industrials	9.5%
Consumer Discretionary	8.3%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000221440 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Disciplined Equity HLS Fund
Class Name	Class IC
Trading Symbol	HLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Disciplined Equity HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IC	$56	1.09%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 56	[43]
Expense Ratio, Percent	1.09%	[43],[44]
Net Assets	$ 3,032,883,372
Holdings Count | Holding	77
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,032,883,372
Total number of portfolio holdings (excluding derivatives, if any)	77
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.2%
Communication Services	11.2%
Financials	10.5%
Industrials	9.5%
Consumer Discretionary	8.3%
Health Care	7.8%
Consumer Staples	5.7%
Energy	3.1%
Real Estate	2.3%
Utilities	2.3%
Materials	2.1%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.8%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IB
Trading Symbol	HDGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$47	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 47	[45]
Expense Ratio, Percent	0.91%	[45],[46]
Net Assets	$ 3,462,145,842
Holdings Count | Holding	72
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,462,145,842
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.0%
Financials	15.7%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.8%
Energy	5.7%
Utilities	4.3%
Real Estate	3.1%
Communication Services	2.9%
Materials	2.6%
Short-Term Investments	1.0%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000008636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Dividend and Growth HLS Fund
Class Name	Class IA
Trading Symbol	HIADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Dividend and Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$34	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 34	[47]
Expense Ratio, Percent	0.66%	[47],[48]
Net Assets	$ 3,462,145,842
Holdings Count | Holding	72
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$3,462,145,842
Total number of portfolio holdings (excluding derivatives, if any)	72
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	23.0%
Financials	15.7%
Health Care	14.3%
Industrials	11.7%
Consumer Discretionary	10.2%
Consumer Staples	5.8%
Energy	5.7%
Utilities	4.3%
Real Estate	3.1%
Communication Services	2.9%
Materials	2.6%
Short-Term Investments	1.0%
Other Assets & Liabilities	(0.3)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000249287 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IA
Trading Symbol	HISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IA	$37	0.66%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 37	[49]
Expense Ratio, Percent	0.66%	[49],[50]
Net Assets	$ 667,363,525
Holdings Count | Holding	188
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$667,363,525
Total number of portfolio holdings (excluding derivatives, if any)	188
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.2%
Information Technology	21.1%
Industrials	20.3%
Financials	9.2%
Consumer Discretionary	7.8%
Energy	3.4%
Materials	3.1%
Consumer Staples	3.0%
Real Estate	1.5%
Communication Services	1.3%
Utilities	0.6%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000249288 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Growth HLS Fund
Class Name	Class IB
Trading Symbol	HBSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Small Cap Growth HLS Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hls. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hls
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^,*
Class IB	$51	0.91%
*	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
^	Annualized.

Expenses Paid, Amount	$ 51	[51]
Expense Ratio, Percent	0.91%	[51],[52]
Net Assets	$ 667,363,525
Holdings Count | Holding	188
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of June 30, 2026
Fund's net assets	$667,363,525
Total number of portfolio holdings (excluding derivatives, if any)	188
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
as of June 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	28.2%
Information Technology	21.1%
Industrials	20.3%
Financials	9.2%
Consumer Discretionary	7.8%
Energy	3.4%
Materials	3.1%
Consumer Staples	3.0%
Real Estate	1.5%
Communication Services	1.3%
Utilities	0.6%
Short-Term Investments	1.2%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[2]	Annualized.
[3]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[4]	Annualized.
[5]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[6]	Annualized.
[7]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[8]	Annualized.
[9]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[10]	Annualized.
[11]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[12]	Annualized.
[13]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[14]	Annualized.
[15]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[16]	Annualized.
[17]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[18]	Annualized.
[19]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[20]	Annualized.
[21]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[22]	Annualized.
[23]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[24]	Annualized.
[25]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[26]	Annualized.
[27]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[28]	Annualized.
[29]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[30]	Annualized.
[31]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[32]	Annualized.
[33]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[34]	Annualized.
[35]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[36]	Annualized.
[37]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[38]	Annualized.
[39]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[40]	Annualized.
[41]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[42]	Annualized.
[43]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[44]	Annualized.
[45]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[46]	Annualized.
[47]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[48]	Annualized.
[49]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[50]	Annualized.
[51]	This does not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level.
[52]	Annualized.